Accumulated retained earnings	12 Months Ended
Dec. 31, 2017
Accumulated Retained Earnings
Accumulated retained earnings

33.   Accumulated retained earnings

a)Definitions

The balance of Equity - Accumulated gains and Other reserves includes the net amount of the accumulated results (profits or losses) recognized in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognized through the consolidated income statement.

b)Breakdown

The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

	Millions of euros
	2017	2016	2015
Restricted reserves	2,880	2,686	2,708
Legal reserve	1,614	1,459	1,444
Own shares	1,212	1,173	1,210
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	11,368	11,285	11,486
Voluntary reserves (*)	6,904	7,192	3,230
Consolidation reserves attributable to the Bank	4,464	4,093	8,256
Reserves of subsidiaries	36,862	34,568	31,275
Reserves of entities accounted for using the equity method	725	465	291
	51,835	49,004	45,760

(*)In accordance with the commercial regulations in force in Spain.

i.     Legal reserve

Under the Consolidated Spanish Limited Liability Companies Law, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.

In 2017 the Bank transferred €154 million from the Share premium account to the Legal reserve (2016: €15 million; 2015: €185 million).

Consequently, once again, after the capital increases described in Note 31 had been carried out, the balance of the Legal reserve reached 20% of the share capital, and at December 31, 2017 the Legal reserve was at the stipulated level.

ii.     Reserve for treasury shares

Pursuant to the Consolidated Spanish Limited Liability Companies Law, a restricted reserve has been recognized for an amount equal to the carrying amount of the Bank shares owned by subsidiaries. The balance of this reserve will become unrestricted when the circumstances that made it necessary to record it cease to exist. Additionally, this reserve covers the outstanding balance of loans granted by the Group secured by Bank shares and the amount equivalent to loans granted by Group companies to third parties for the acquisition of treasury shares plus the own treasury shares amount.

iii.   Revaluation reserve Royal Decree Law 7/1996, of June 7

The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From January 1, 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realized. The surplus will be deemed to have been realized in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognized.

If the balance of this reserve were used in a manner other than that provided for in Royal Decree-Law 7/1996, of June 7, it would be subject to taxation.

iv.    Reserves of subsidiaries

The detail, by company, of Reserves of subsidiaries, based on the companies' contribution to the Group (considering the effect of consolidation adjustments) is as follows:

	Millions of euros
	2017	2016	2015
Banco Santander (Brasil) S.A. (Consolidated Group)	9,874	8,993	8,408
Santander UK Group	7,724	6,887	6,457
Group Santander Holdings USA.	4,150	4,091	3,440
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	3,229	3,255	2,977
Banco Santander Totta, S.A. (Consolidated Group)	2,821	2,593	2,165
Banco Santander - Chile	2,764	2,630	2,534
Santander Consumer Finance Group	2,465	2,027	1,549
Banco Santander Río S.A.	1,639	1,326	965
Bank Zachodni WBK S.A.	1,093	967	578
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	638	824	754
Banco Santander (Suisse) S.A.	381	354	346
Santander Investment, S.A.	202	349	367
Cartera Mobiliaria, S.A., SICAV	—	377	363
Exchange differences, consolidation adjustments and other companies (*)	(118)	(105)	372
	36,862	34,568	31,275

Of which, restricted	2,777	2,730	2,445

(*)Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.